Related parties - Transactions with Key management (Details) ₽ in Thousands	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 item	Sep. 30, 2021 item	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Key management remuneration
Number of members in Key management | item	5	7
Key Management
Key management remuneration
Salary and bonus			₽ 118,109	₽ 111,702	₽ 102,164
LTIPs, including related provision for social taxes (reversed)/made during the year			(72,966)	275,640	224,527
Pension contributions			12,868	12,603	11,469
Other social contributions			6,454	6,147	5,599
Total remuneration			₽ 64,465	₽ 406,092	₽ 343,759